Intangible and other assets	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Intangible and other assets

8 – Intangible and other assets

In millions	December 31,	2014	2013
Deferred and long-term receivables		$141	$109
Intangible assets		62	59
Investments (1) (2)		58	57
Other		69	72
Total intangible and other assets		$330	$297

(1)	As at December 31, 2014, the Company had $47 million ($46 million as at December 31, 2013) of investments accounted for under the equity method and $11 million ($11 million as at December 31, 2013) of investments accounted for under the cost method.
(2)	See Note 17 - Financial instruments, for the fair value of Investments.